Right-of-Use Assets and Lease Liabilities - Schedule of Consolidated Statement of Financial Position (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Consolidated Statement of Financial Position [Abstract]
Current liabilities	$ 353,221	$ 189,821
Non-current liabilities	183,342	22,868
Total	$ 536,563	$ 212,689	$ 40,245